Discontinued Operations (Detail) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Apr. 15, 2016	Mar. 31, 2016	Sep. 17, 2014	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2011
Debt Instrument [Line Items]
Impairment of proved oil and gas properties							$ 17,400
Impairment of goodwill							674
Long-term debt						$ 783
Future contingent production payments payable								$ 5,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, borrowing limit			$ 8,000
Long-term debt			$ 5,500
Prime Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate			3.25%
Term Loan | Prime Rate | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate			4.75%			3.50%
Term Loan | Prime Rate | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate			1.50%
Nautilus Purchase and Sale Agreement (PSA)
Debt Instrument [Line Items]
Future contingent production payments payable								$ 5,000
One Stone Exchange Agreement
Debt Instrument [Line Items]
Asset impairment charges		$ 11,300		$ 11,300		$ 11,300
Impairment of proved oil and gas properties		$ 7,800			$ 7,800
One Stone Exchange Agreement | Utah CO2 LLC
Debt Instrument [Line Items]
Majority interest percentage						51.00%
Nautilus Poplar, LLC (NP) | One Stone Exchange Agreement
Debt Instrument [Line Items]
Ownership percentage, sold in period		100.00%
CO2 Business
Debt Instrument [Line Items]
Ownership percentage, sold in period		100.00%
Series A Preferred Stock
Debt Instrument [Line Items]
Percent of shares transferred		100.00%
One Stone | One Stone Exchange Agreement | Investor
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Disposal Group, including Discontinued Operations, Transaction Costs, Cumulative				968		$ 690
Transaction costs						278
One Stone | Nautilus Poplar, LLC (NP) | One Stone Exchange Agreement
Debt Instrument [Line Items]
Ownership percentage, sold in period		100.00%
One Stone | Series A Preferred Stock | One Stone Exchange Agreement
Debt Instrument [Line Items]
Percent of shares transferred		100.00%
Discontinued Operations, Held-for-sale
Debt Instrument [Line Items]
Cash				0		141	282
Discontinued Operations, Held-for-sale | CO2 Business
Debt Instrument [Line Items]
Cash				$ 0		141	$ 282
Collateral						$ 150